As filed with the Securities and Exchange Commission on October 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2013

Date of reporting period:  August 31, 2013

Item 1. Schedules of Investments.

WBI Absolute Return Balanced Fund
Schedule of Investments
August 31, 2013 (Unaudited)

Shares	COMMON STOCKS - 32.27%	Value
	Chemical Manufacturing - 2.66%
29,474	LyondellBasell Industries N.V. - Class A (a)	$2,067,601
	Clothing and Clothing Accessories Stores - 1.61%
38,956	Foot Locker, Inc.	1,254,383
	Computer and Electronic Product Manufacturing - 2.29%
63,829	Maxim Integrated Products, Inc.	1,777,319
	Credit Intermediation and Related Activities - 1.02%
12,891	Royal Bank of Canada (a)	796,019
	Electrical Equipment, Appliance, and Component Manufacturing - 2.56%
32,963	Emerson Electric Co.	1,989,976
	Forestry and Logging - 1.72%
48,950	Weyerhaeuser Co.	1,340,251
	Miscellaneous Manufacturing - 3.97%
33,843	Coach, Inc.	1,787,249
28,600	Hasbro, Inc.	1,303,588
		3,090,837
	Oil and Gas Extraction - 1.64%
74,485	Encana Corp. (a)	1,273,694
	Printing and Related Support Activities - 1.01%
18,398	Avery Dennison Corp.	786,698
	Professional, Scientific & Technical Services - 2.49%
41,816	Infosys Ltd. - ADR	1,939,008
	Publishing Industries (except Internet) - 3.48%
105,530	Symantec Corp.	2,702,623
	Telecommunications - 1.00%
18,910	BCE, Inc. (a)	774,554
	Utilities - 6.82%
34,910	Duke Energy Corp.	2,290,096
74,788	Exelon Corp.	2,280,286
13,443	Pinnacle West Capital Corp.	729,552
		5,299,934

	TOTAL COMMON STOCKS (Cost $24,582,937)	25,092,897

Principal Amount	CORPORATE BONDS - 16.20%	Value
	Advertising Agencies - 0.67%
	Omnicom Group, Inc.
$500,000	4.45%, 8/15/2020	522,331
	Aerospace Product and Parts Manufacturing - 0.49%
	Lockheed Martin Corp.
356,000	4.25%, 11/15/2019	384,053
	Agencies, Brokerages, and Other Insurance Related Activities - 0.19%
	Aon PLC
142,000	3.50%, 9/30/2015	148,898
	Beverage Manufacturing - 0.19%
	Anheuser-Busch Cos., LLC
135,000	4.50%, 4/1/2018	145,791
	Business Support Services - 0.93%
	Western Union Co.
650,000	5.93%, 10/1/2016	723,445
	Depository Credit Intermediation - 1.03%
	Citigroup, Inc.
3,000	5.125%, 5/5/2014	3,086
572,000	6.125%, 11/21/2017	656,276
	Wells Fargo & Co.
136,000	5.00%, 11/15/2014	141,544
		800,906
	Electric Power Generation, Transmission and Distribution - 0.19%
	Exelon Generation Co., LLC
135,000	5.20%, 10/1/2019	147,898
	Health and Personal Care Stores - 0.20%
	Express Scripts, Inc.
148,000	3.125%, 5/15/2016	154,160
	Household Appliance Manufacturing - 0.32%
	Whirlpool Corp.
220,000	6.50%, 6/15/2016	247,366
	Insurance Carriers - 1.92%
	American International Group, Inc.
800,000	5.85%, 1/16/2018	904,197
	Cigna Corp.
140,000	8.30%, 1/15/2033	172,852
	Wellpoint, Inc.
440,000	3.125%, 5/15/2022	415,226
		1,492,275
	Investigation and Security Services - 0.14%
	Tyco International Finance
105,000	3.375%, 10/15/2015	109,413
	Machinery Manufacturing - 0.60%
	Kennametal, Inc.
490,000	2.65%, 11/1/2019	465,729
	Management of Companies and Enterprises - 0.90%
	JPMorgan Chase & Co.
679,000	2.60%, 1/15/2016	698,948
	Medical and Diagnostic Laboratories - 0.21%
	Laboratory Corporation of America Holdings
170,000	3.75%, 8/23/2022	163,910
	Medical Equipment and Supplies Manufacturing - 0.13%
	Zimmer Holdings, Inc.
90,000	4.625%, 11/30/2019	97,977
	Miscellaneous Manufacturing - 1.08%
	Mattel, Inc.
865,000	1.70%, 3/15/2018	843,075
	Motion Picture and Video Industries - 0.70%
	Viacom, Inc.
522,000	3.50%, 4/1/2017	543,494
	Newspaper, Periodical, Book, and Directory Publishers - 0.25%
	Thomson Reuters Corp.
193,000	3.95%, 9/30/2021	195,338
	Non-Depository Credit Intermediation - 0.90%
	American Express Credit
650,000	2.80%, 9/19/2016	678,729
	General Electric Capital Corp.
15,000	5.55%, 10/15/2020	16,677
		695,406
	Non-Metallic Mineral Mining and Quarrying - 0.72%
	Potash Corporation of Saskatchewan, Inc.
543,000	3.25%, 12/1/2017	559,215
	Office Supplies, Stationery, and Gift Stores - 0.88%
	Staples, Inc.
680,000	2.75%, 1/12/2018	685,398
	Pharmaceutical and Medicine Manufacturing - 0.85%
	Amgen, Inc.
656,000	2.125%, 5/15/2017	663,051
	Securities and Commodity Contracts Intermediation and Brokerage - 1.39%
	Goldman Sachs Group, Inc.
651,000	3.625%, 2/7/2016	682,327
	Prudential Financial, Inc.
384,000	3.00%, 5/12/2016	399,501
		1,081,828
	Software Publishers - 0.94%
	BMC Software, Inc.
65,000	4.25%, 2/15/2022	63,536
	Symantec Corp.
660,000	2.75%, 6/15/2017	665,956
		729,492
	Traveler Accommodation - 0.38%
	Marriott International, Inc.
320,000	3.25%, 9/15/2022	296,345

	TOTAL CORPORATE BONDS (Cost $12,780,905)	12,595,742

Shares	EXCHANGE-TRADED FUNDS - 14.11%	Value
78,717	iShares Floating Rate Bond ETF	3,987,803
30,793	PIMCO Enhanced Short Maturity ETF	3,119,608
48,828	Vanguard Short-Term Corporate Bond ETF	3,867,178
	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,968,985)	10,974,589

	EXCHANGE-TRADED NOTES - 6.83%
160,487	iPath U.S. Treasury 10-Year Bear ETN (b)	5,312,120
	TOTAL EXCHANGE-TRADED NOTES (Cost $5,313,789)	5,312,120

	SHORT-TERM INVESTMENTS - 31.07%
24,159,576	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (c)	24,159,576
	Total Short-Term Investments (Cost $24,159,576)	24,159,576

	TOTAL INVESTMENTS IN SECURITIES (Cost $77,806,192) - 100.48%	78,134,924
	Liabilities in Excess of Other Assets - (0.48)%	(375,516)
	NET ASSETS - 100.00%	$77,759,408

ADR -	American Depositary Receipt
ETF -	Exchange-Traded Fund
ETN -	Exchange-Traded Note
(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2013.

WBI Absolute Return Balanced Plus Fund
Schedule of Investments
August 31, 2013 (Unaudited)

Shares	COMMON STOCKS - 30.26%	Value
	All Other Miscellaneous Electrical Equipment and Component Manufacturing - 0.89%
161	Siemens AG - ADR	$17,092
	Chemical Manufacturing - 3.53%
1,319	Eli Lilly & Co.	67,797
	Computer and Electronic Product Manufacturing - 4.64%
150	Apple, Inc.	73,058
1,377	Telefonaktiebolaget LM Ericsson - ADR	16,221
		89,279
	Credit Intermediation and Related Activities - 0.91%
283	Royal Bank of Canada (a)	17,475
	Fabricated Metal Product Manufacturing - 0.88%
325	Sturm Ruger & Co., Inc.	17,020
	Food Manufacturing - 2.21%
1,259	ConAgra Foods, Inc.	42,579
	Funds, Trusts, and Other Financial Vehicles - 4.33%
2,969	American Capital Agency Corp.	67,575
886	Redwood Trust, Inc.	15,762
		83,337
	Insurance Carriers and Related Activites - 0.81%
341	Cincinnati Financial Corp.	15,577
	Mining (except Oil and Gas) - 0.80%
1,252	Pan American Silver Corp. (a)	15,299
	Oil and Gas Extraction - 1.65%
1,859	Encana Corp. (a)	31,789
	Printing and Related Support Activities - 0.86%
388	Avery Dennison Corp.	16,591
	Publishing Industries (except Internet) - 1.24%
723	Thomson Reuters Corp. (a)	23,772
	Support Activities for Mining - 2.50%
864	Ensco PLC - Class A (a)	48,004
	Telecommunications - 0.75%
365	Rogers Communications, Inc. - Class B (a)	14,454
	Transportation Equipment Manufacturing - 0.89%
400	TAL International Group, Inc.	17,120
	Utilities - 3.37%
2,128	Exelon Corp.	64,882

	TOTAL COMMON STOCKS (Cost $513,827)	582,067

	EXCHANGE-TRADED FUNDS - 15.83%
1,621	iShares Floating Rate Bond ETF	82,120
2,133	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	222,344
	TOTAL EXCHANGE-TRADED FUNDS (Cost $380,481)	304,464

	EXCHANGE-TRADED NOTES - 4.17%
2,421	iPath U.S. Treasury 10-Year Bear ETN (b)	80,135
	TOTAL EXCHANGE-TRADED NOTES (Cost $79,994)	80,135

Shares	SHORT-TERM INVESTMENTS - 37.69%	Value
724,845	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (c)	724,845
	Total Short-Term Investments (Cost $724,845)	724,845

	TOTAL INVESTMENTS IN SECURITIES (Cost $1,699,147) - 87.95%	1,691,511
	Other Assets in Excess of Liabilities - 12.05%	231,727
	NET ASSETS - 100.00%	$1,923,238

ADR -	American Depositary Receipt
ETF -	Exchange-Traded Fund
ETN -	Exchange-Traded Note
(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2013.

WBI Absolute Return Dividend Growth Fund
Schedule of Investments
August 31, 2013 (Unaudited)

Shares	COMMON STOCKS - 73.99%	Value
	Administrative and Support Services - 3.05%
52,919	Robert Half International, Inc.	$1,866,453
	All Other Miscellaneous Electrical Equipment and Component Manufacturing - 1.95%
11,212	Siemens AG - ADR	1,190,266
	Beverage and Tobacco Product Manufacturing - 2.79%
18,078	Fomento Economico Mexicano S.A.B. de C.V. - ADR	1,706,202
	Chemical Manufacturing - 8.48%
25,621	Agrium, Inc. (a)	2,197,769
25,024	Eastman Chemical Co.	1,901,824
6,538	Novo Nordisk A/S - ADR	1,091,454
		5,191,047
	Clothing and Clothing Accessories Stores - 2.45%
46,601	Foot Locker, Inc.	1,500,552
	Computer and Electronic Product Manufacturing - 5.62%
5,266	Apple, Inc.	2,564,805
31,176	Maxim Integrated Products, Inc.	868,096
		3,432,901
	Data Processing, Hosting, and Related Services - 4.00%
34,383	Automatic Data Processing, Inc.	2,446,694
	Electrical Equipment, Appliance, and Component Manufacturing - 4.20%
42,602	Emerson Electric Co.	2,571,883
	Food and Beverage Stores - 3.89%
65,081	Kroger Co.	2,381,965
	Food Services and Drinking Places - 1.01%
6,294	Cracker Barrel Old Country Store, Inc.	619,455
	Gasoline Stations - 0.84%
20,793	Delek U.S. Holdings, Inc.	516,914
	Miscellaneous Manufacturing - 4.13%
47,839	Coach, Inc.	2,526,377
	Oil and Gas Extraction - 4.26%
76,882	Suncor Energy, Inc. (a)	2,603,993
	Professional, Scientific, and Technical Services - 7.00%
12,737	Jack Henry & Associates, Inc.	635,576
69,675	Nielsen Holdings N.V. (a)	2,403,787
25,089	URS Corp.	1,242,407
		4,281,770
	Real Estate - 0.98%
17,294	Equity Lifestyle Properties, Inc.	600,966
	Semiconductor Machinery Manufacturing - 2.96%
32,844	KLA-Tencor Corp.	1,811,347
	Software Publishers - 3.11%
9,190	SAP AG - ADR	678,406
47,931	Symantec Corp.	1,227,513
		1,905,919
	Steel Foundries (except Investment) - 1.02%
24,775	Schnitzer Steel Industries, Inc. - Class A	625,569
	Support Activities for Mining - 2.82%
31,037	Ensco PLC - Class A (a)	1,724,416
	Surgical Appliance and Supplies Manufacturing - 5.19%
20,469	Baxter International, Inc.	1,423,824
37,098	ResMed, Inc.	1,752,510
		3,176,334
	Utilities - 4.24%
14,367	Pinnacle West Capital Corp.	779,697
44,150	Wisconsin Energy Corp.	1,811,916
		2,591,613

	TOTAL COMMON STOCKS (Cost $44,983,140)	45,272,636

Shares	SHORT-TERM INVESTMENTS - 25.55%	Value
15,635,727	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (b)	15,635,727
	Total Short-Term Investments (Cost $15,635,727)	15,635,727

	TOTAL INVESTMENTS IN SECURITIES (Cost $60,618,867) - 99.54%	60,908,363
	Other Assets in Excess of Liabilities - 0.46%	279,867
	NET ASSETS - 100.00%	$61,188,230

ADR -	American Depositary Receipt
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2013.

WBI Absolute Return Dividend Income Fund
Schedule of Investments
August 31, 2013 (Unaudited)

Shares	COMMON STOCKS - 59.66%	Value
	All Other Miscellaneous Electrical Equipment and Component Manufacturing - 0.95%
149	Siemens AG - ADR	$15,818
	Building Material and Garden Equipment - 3.93%
883	Home Depot, Inc.	65,775
	Chemical Manufacturing - 2.74%
534	Agrium, Inc. (a)	45,807
	Clothing and Clothing Accessories Stores - 2.73%
1,421	Foot Locker, Inc.	45,756
	Computer and Electronic Product Manufacturing - 5.87%
136	Apple, Inc.	66,240
2,707	Telefonaktiebolaget LM Ericsson - ADR	31,888
		98,128
	Food Manufacturing - 5.71%
1,101	Campbell Soup Co.	47,541
1,417	ConAgra Foods, Inc.	47,923
		95,464
	Funds, Trusts, and Other Financial Vehicles - 2.41%
1,773	American Capital Agency Corp.	40,353
	General Merchandise Stores - 2.98%
683	Wal-Mart Stores, Inc.	49,845
	Insurance Carriers and Related Activites - 4.74%
328	Cincinnati Financial Corp.	14,983
2,100	Fidelity National Financial, Inc. - Class A	49,792
696	First American Financial Corp.	14,546
		79,321
	Mining (except Oil and Gas) - 0.85%
1,170	Pan American Silver Corp. (a)	14,297
	Miscellaneous Manufacturing - 4.21%
1,334	Coach, Inc.	70,449
	Oil and Gas Extraction - 3.25%
1,605	Suncor Energy, Inc. (a)	54,362
	Primary Metal Manufacturing - 1.90%
1,040	Steel Dynamics, Inc.	15,870
480	Worthington Industries, Inc.	15,998
		31,868
	Professional, Scientific & Technical Services - 3.19%
1,152	Infosys Ltd. - ADR	53,418
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.14%
429	Evercore Partners, Inc. - Class A	19,129
	Software Publishers - 4.49%
2,931	Symantec Corp.	75,063
	Support Activities for Mining - 2.90%
872	Ensco PLC - Class A (a)	48,448
	Telecommunications - 1.88%
385	BCE, Inc. (a)	15,770
394	Rogers Communications, Inc. - Class B (a)	15,602
		31,372
	Utilities - 3.79%
568	Pinnacle West Capital Corp.	30,825
796	Wisconsin Energy Corp.	32,668
		63,493

	TOTAL COMMON STOCKS (Cost $1,020,107)	998,166

Shares	SHORT-TERM INVESTMENTS - 41.75%	Value
698,489	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (b)	698,489
	Total Short-Term Investments (Cost $698,489)	698,489

	TOTAL INVESTMENTS IN SECURITIES (Cost $1,718,596) - 101.41%	1,696,655
	Liabilities in Excess of Other Assets - (1.41)%	(23,561)
	NET ASSETS - 100.00%	$1,673,094

ADR -	American Depositary Receipt
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2013.

WBI Funds
Notes to the Schedule of Investments
August 31, 2013 (Unaudited)

Note 1 – Securities Valuation

The WBI Absolute Return Balanced Fund, the WBI Absolute Return Balanced Plus Fund, the WBI Absolute Return Dividend Growth Fund, and the WBI Absolute Return Dividend Income Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Equity securities including common stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2013:

WBI Absolute Return Balanced Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Agriculture, Forestry, Fishing, and Hunting	$1,340,251	$-	$-	$1,340,251
Finance and Insurance	796,019	-	-	796,019
Information	3,477,177	-	-	3,477,177
Manufacturing	7,925,182	-	-	7,925,182
Mining, Quarrying, and Oil and Gas Extraction	1,273,694	-	-	1,273,694
Professional, Scientific, and Technical Services	1,939,008	-	-	1,939,008
Retail Trade	3,041,632	-	-	3,041,632
Utilities	5,299,934	-	-	5,299,934
Total Common Stocks	25,092,897	-	-	25,092,897

Corporate Bonds
Accommodation and Food Services	-	296,345	-	296,345
Administrative Support and Waste Management	-	723,445	-	723,445
Finance and Insurance	-	4,918,261	-	4,918,261
Health Care and Social Assistance	-	163,910	-	163,910
Information	-	1,577,738	-	1,577,738
Manufacturing	-	2,847,042	-	2,847,042
Mining, Quarrying, and Oil and Gas Extraction	-	559,214	-	559,214
Professional, Scientific, and Technical Services	-	522,331	-	522,331
Retail Trade	-	839,558	-	839,558
Utilities	-	147,898	-	147,898
Total Corporate Bonds	-	12,595,742	-	12,595,742

Exchange-Traded Funds	16,286,709	-	-	16,286,709

Short-Term Investments	24,159,576	-	-	24,159,576

Total Investments in Securities	$65,539,182	$12,595,742	$-	$78,134,924

WBI Absolute Return Balanced Plus Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$116,389	$-	$-	$116,389
Information	38,226	-	-	38,226
Manufacturing	250,386	-	-	250,386
Mining, Quarrying, and Oil and Gas Extraction	95,092	-	-	95,092
Utilities	81,974	-	-	81,974
Total Common Stocks	582,067	-	-	582,067

Exchange-Traded Funds	304,464	-	-	304,464

Exchange-Traded Notes	80,135	-	-	80,135

Short-Term Investments	724,845	-	-	724,845

Total Investments in Securities	$1,691,511	$-	$-	$1,691,511

WBI Absolute Return Dividend Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$619,455	$-	$-	$619,455
Administrative Support and Waste Management	1,866,453			1,866,453
Information	4,352,613	-	-	4,352,613
Manufacturing	20,416,090	-	-	20,416,090
Mining, Quarrying, and Oil and Gas Extraction	4,328,409	-	-	4,328,409
Professional, Scientific, and Technical Services	4,281,771	-	-	4,281,771
Real Estate and Rental and Leasing	600,966	-	-	600,966
Retail Trade	4,399,431	-	-	4,399,431
Utilities	3,781,879	-	-	3,781,879
Wholesale Trade	625,569	-	-	625,569
Total Common Stocks	45,272,636	-	-	45,272,636

Short-Term Investments	15,635,727	-	-	15,635,727

Total Investments in Securities	$60,908,363	$-	$-	$60,908,363

WBI Absolute Return Dividend Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$138,803	$-	$-	$138,803
Information	106,435	-	-	106,435
Manufacturing	341,716	-	-	341,716
Mining, Quarrying, and Oil and Gas Extraction	117,107	-	-	117,107
Professional, Scientific, and Technical Services	53,418	-	-	53,418
Retail Trade	161,376	-	-	161,376
Utilities	79,311	-	-	79,311
Total Common Stocks	998,166	-	-	998,166

Short-Term Investments	698,489	-	-	698,489

Total Investments in Securities	$1,696,655	$-	$-	$1,696,655

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at August 31, 2013, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended August 31, 2013.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Funds to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Funds may also purchase put options to provide protection against adverse price effects from changes in prices of securities. In addition, the Funds may enter into written put options to hedge against changes in the value of purchased put options.

The Funds may purchase and write call and put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Funds have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Funds have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Funds will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Funds have a realized gain or loss.

Average Balance Information

The average monthly market values of purchased and written options during the period ended August 31, 2013 for the WBI Absolute Return Balanced Fund was $5,859 and $9,249, respectively.

Transactions in written options contracts for the period ended August 31, 2013, are as follows:

WBI Absolute Return Balanced Fund
	Contracts	Premiums Received
Beginning Balance at November 30, 2012	-	$-
Options written	469	46,316
Options closed	(200)	(9,800)
Options exercised	(269)	(36,516)
Outstanding at August 31, 2013	-	$-

The average monthly market values of purchased and written options during the period ended August 31, 2013 for the WBI Absolute Return Dividend Growth Fund was $6,081 and $7,396, respectively.

Transactions in written options contracts for the period ended August 31, 2013, are as follows:

WBI Absolute Return Dividend Growth Fund
	Contracts	Premiums Received
Beginning Balance at November 30, 2012	-	$-
Options written	961	79,677
Options closed	(171)	(10,377)
Options exercised	(766)	(68,772)
Options expired	(24)	(528)
Outstanding at August 31, 2013	-	$-

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows*:

WBI Absolute Return Balanced Plus Fund

Cost of investments	$1,699,147

Gross unrealized appreciation	$6,689
Gross unrealized depreciation	(14,325)
Net unrealized depreciation	$(7,636)

WBI Absolute Return Dividend Income Fund

Cost of investments	$1,718,596

Gross unrealized appreciation	$15,013
Gross unrealized depreciation	(36,954)
Net unrealized depreciation	$(21,941)

* Because tax adjustments are calculated annually, the above table does not include tax adjustments.

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows**:

WBI Absolute Return Balanced Fund

Cost of investments	$77,806,192

Gross unrealized appreciation	$1,009,366
Gross unrealized depreciation	(680,634)
Net unrealized appreciation	$328,732

WBI Absolute Return Dividend Growth Fund

Cost of investments	$60,618,867

Gross unrealized appreciation	$1,225,471
Gross unrealized depreciation	(935,975)
Net unrealized appreciation	$289,496

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date  10/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date  10/28/13

By (Signature and Title)*/s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  10/28/13

* Print the name and title of each signing officer under his or her signature.